Investment Risks - Tandem Fund	Nov. 01, 2026
Risks in General
Prospectus [Line Items]
Risk [Text Block]

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund's investments. There is risk that these and other factors may adversely affect the Fund's performance. The loss of money is a risk of investing in the Fund.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Risks of Investing in Common Stocks
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Market Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Market Capitalization Risk. The Fund’s focus on large-capitalization companies subjects the Fund to the risks that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and that they may be less capable of responding quickly to competitive challenges and industry changes. Because the Fund may invest in companies of any size, its share price could be more volatile than a fund that invests only in large-capitalization companies. Small and medium-sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies.

Foreign Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Risk. The Fund may invest in foreign securities, including ADRs. The Fund’s investments in sponsored ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Sector Risk
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments.
Management Risks
Prospectus [Line Items]
Risk [Text Block]	Management Risks. The Adviser's implementation of the Fund's strategy may fail to produce the intended results.
Fixed Income Securities Risks
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risks. Investing in fixed income securities subjects the Fund to interest rate risk and credit risk. Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund's investments in fixed income securities to decline. Credit risk is the risk that the issuer of the fixed income securities may not be able to meet interest or principal payments when the securities become due.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The loss of money is a risk of investing in the Fund.